Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 17.9	$ 19.3	$ 19.1
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.3	9.6	7.4
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	23.0	7.8	17.4
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.9	4.8	4.3
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5	5.2	4.2
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7	3.4	4.6
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8	4.0	3.2
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.0)	(18.2)	(13.5)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.8	$ 18.5	$ 21.9
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.8
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.4
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.9
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(12.9)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.0
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	34.3
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	26.9
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.3
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	24.2
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.9
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.1
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.9
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.2
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.6
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 14.7